QUARTERLY REPORT
Syntax Stratified U.S. Total Market Hedged ETF
September 30, 2022

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—81.8%
Syntax Stratified LargeCap ETF(a)	493,194	$28,538,128
Syntax Stratified MidCap ETF(a)	105,455	3,339,211
Syntax Stratified SmallCap ETF(a)	45,159	1,694,068
TOTAL EXCHANGE-TRADED FUNDS (Cost $38,294,696)		$33,571,407
TOTAL PURCHASED OPTIONS—18.4% (Cost $5,602,362)		$7,528,844
TOTAL INVESTMENTS—100.2% (Cost $43,897,058)		41,100,251
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(82,103)
NET ASSETS—100.0%		$41,018,148

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2022	Shares as of September 30, 2022	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$34,369,826	$4,833,845	$(4,089,828)	$137,294	$(6,713,009)	$28,538,128	493,194	$—	$—
Syntax Stratified MidCap ETF	4,058,767	645,245	(436,386)	(11,094)	(917,321)	3,339,211	105,455	—	—
Syntax Stratified SmallCap ETF	1,935,669	502,259	(209,278)	(47,437)	(487,145)	1,694,068	45,159	—	—
Total	$40,364,262	$5,981,349	$(4,735,492)	$78,763	$(8,117,475)	$33,571,407	643,808	$—	$—

ETF=Exchange Traded Fund

Purchased Call Options — 0.9%
Exchange-Traded Options — 0.9%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	318	$11,358,324	$784,925	$515	12/15/23	$73,140
SPDR S&P 500 ETF Trust	10	$357,180	$23,657	$430	12/15/23	$14,690
SPDR S&P 500 ETF Trust	125	$4,464,750	$273,561	$420	12/15/23	$254,375
Total						$342,205

Purchased Put Options — 17.5%
Exchange-Traded Options — 17.5%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	637	$22,752,366	$3,604,147	$455	12/15/23	$6,164,249
SPDR S&P 500 ETF Trust	20	$714,360	$73,238	$375	12/15/23	$83,660
SPDR S&P 500 ETF Trust	249	$8,893,782	$842,834	$365	12/15/23	$938,730
Total						$7,186,639
Total Purchased Options — 18.4%						$7,528,844

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Written Call Options — (0.3)%
Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Proceeds Received	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	318	$11,358,324	$(289,802)	$575	12/15/23	$(22,260)
SPDR S&P 500 ETF Trust	125	$4,464,750	$(102,155)	$470	12/15/23	$(80,000)
SPDR S&P 500 ETF Trust	10	$357,180	$(9,063)	$480	12/15/23	$(5,100)
Total						$(107,360)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$33,571,407	$—	$—	$33,571,407
Purchased Options	$7,528,844	$—	$—	$7,528,844
Total	$41,100,251	$—	$—	$41,100,251
OTHER FINANCIAL INSTRUMENTS:
Written Options	$(107,360)	$—	$—	$(107,360)
Total	$(107,360)	$—	$—	$(107,360)
PORTFOLIO COMPOSITION
AS OF September 30, 2022
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	69.6%
Mid Cap ETF	8.1
Small Cap ETF	4.1
Purchased Options	18.4
Written Options	(0.3)
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Syntax Stratified U.S. Total Market Hedged ETF
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.
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